RELATED PARTY TRANSACTIONS, Promissory Note, Administrative Support Agreement and Related Party Loans (Details) - USD ($)			11 Months Ended
	May 26, 2020	Feb. 12, 2020	Dec. 31, 2020
Related Party Transactions [Abstract]
Repayment of debt to related party			$ 191,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Repayment of debt to related party	$ 191,000
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 300,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Monthly related party fee	$ 10,000
Related party expense			70,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Loans outstanding			0
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Maximum loans converted into warrants			$ 2,000,000